Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (230,290)	$ (258,484)	$ (258,529)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	522	711	924
Shares issued for services	2,001	24,264	39,309
Bad debts	4,352
Miscellaneous income	(3,569)
Prepaid expenses and deposits	1,500	(627)	(772)
Interest accrued for note payable	35,025	31,604	27,090
Accounts payable and accrued liabilities	46,115	85,344	97,614
Net cash used in operating activities	(144,344)	(117,188)	(94,364)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings (repayments) under bank indebtedness	3,518	(8,493)	8,153
Repayments of bank loan			(3,236)
Advances from related party loan	31,933	7,874	37,395
Proceeds from issuance of common stock	96,538	130,419	29,265
Net cash provided by financing activities	131,989	129,800	71,577
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	195	(452)	501
NET (DECREASE) INCREASE IN CASH	(12,160)	12,160	(22,286)
CASH, BEGINNING OF THE YEAR	12,160		22,286
CASH, END OF THE YEAR		12,160
Supplemental cash flow information:
Interest paid	2,365	3,083	1,673
Non-cash financing activities:
Common stock issued to extinguish debt	$ 25,010	$ 25,500